Segments - Long-lived Assets by Geographic Areas (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	$ 2,823.2	$ 2,578.3	$ 2,589.1
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	961.0	815.4
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	809.9	673.4
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	434.8	444.8
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	366.6	553.0
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	$ 250.9	$ 91.7